UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Migro
Title:     President and Chief Operating Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Michael Migro     Los Angeles, CA     May 07, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $121,393 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     7489   265962 SH       SOLE                   265962        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108    11402   240000 SH       SOLE                   240000        0        0
AMKOR TECHNOLOGY INC           COM              031652100     1338   125000 SH       SOLE                   125000        0        0
ANGIOTECH PHARMACEUTICALS IN   COM              034918102     1091   519590 SH       SOLE                   519590        0        0
BAUER EDDIE HLDGS INC          COM              071625107     5084  1306926 SH       SOLE                  1306926        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     2259    77307 SH       SOLE                    77307        0        0
COMCAST CORP NEW               CL A             20030N101    25916  1340000 SH       SOLE                  1340000        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    11782   456655 SH       SOLE                   456655        0        0
ION MEDIA NETWORKS INC         NOTE 11.000% 7/3 46205AAB9       13    48336 PRN      SOLE                        0        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    13246   388688 SH       SOLE                   388688        0        0
NBTY INC                       COM              628782104     3998   133488 SH       SOLE                   133488        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     5948  3360700 SH       SOLE                  3360700        0        0
UNITED RENTALS INC             COM              911363109    31827  1689339 SH       SOLE                  1689339        0        0